                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09751

                      FORTRESS REGISTERED INVESTMENT TRUST
               (Exact name of Registrant as specified in charter)

1251 Avenue Of The Americas, 16th Floor, New York, NY                    10020
       (Address of principal executive offices)                       (Zip code)

  Skadden, Arps, Slate, Meagher & Flom LLP, 4 Times Square, New York, NY 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 798-6100

Date of fiscal year end: December 31

Date of reporting period: June 30, 2005

ITEM 1. REPORTS TO STOCKHOLDERS.

The Registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FORTRESS REGISTERED INVESTMENT TRUST

TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
REVIEW REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM                1

CONSOLIDATED FINANCIAL STATEMENTS (Unaudited):

   Consolidated Statement of Assets and Liabilities at June 30, 2005          2

   Consolidated Schedule of Investments at June 30, 2005                      3

   Notes to Consolidated Schedule of Investments                              5

   Consolidated Statement of Operations for the Six Months Ended June 30,
      2005 and Consolidated Financial Highlights for the Six Months Ended
      June 30, 2005 and the Years Ended December 31, 2004, 2003, 2002 and
      2001                                                                    6

   Consolidated Statement of Cash Flows for the Six Months Ended June 30,
      2005                                                                    7

   Consolidated Statements of Changes in Net Assets for the Six Months
      Ended June 30, 2005 and the Year Ended December 31, 2004                8

   Notes to Consolidated Financial Statements                                 9

             Report of Independent Registered Public Accounting Firm

To the Members and Trustees of
Fortress Registered Investment Trust

We have reviewed the accompanying consolidated statement of assets and liabilities of Fortress Registered Investment Trust (the "Company"), including the consolidated schedule of investments, as of June 30, 2005, and the related consolidated statements of operations, cash flows, changes in net assets, and financial highlights for the six-month period ended June 30, 2005. These interim consolidated financial statements and financial highlights are the responsibility of the Company's management.

We conducted our review in accordance with the standards of the Public Company Accounting Oversight Board (United States). A review of interim financial information consists principally of applying analytical procedures and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with the standards of the Public Company Accounting Oversight Board (United States), the objective of which is the expression of an opinion regarding the financial statements taken as a whole. Accordingly, we do not express such an opinion.

Based on our review, we are not aware of any material modifications that should be made to the interim consolidated financial statements and financial highlights referred to above for them to be in conformity with U.S. generally accepted accounting principles.

We have previously audited, in accordance with the standards of the Public Company Accounting Oversight Board (United States), the consolidated statement of changes in net assets for the year ended December 31, 2004 and financial highlights for each of the five years in the period then ended, and in our report dated February 28, 2005, we expressed an unqualified opinion on such consolidated statement of changes in net assets and financial highlights.


                                        /s/ Ernst & Young LLP

August 29, 2005
New York, New York

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
(dollar amounts in thousands)

                                                                   June 30, 2005
                                                                   -------------
ASSETS
   Investments in controlled affiliates, at fair value
      (cost $312,614)                                               $1,203,601
   Cash and cash equivalents                                            32,095
   Due from affiliates                                                   2,917
   Other assets                                                          1,146
                                                                    ----------
                                                                     1,239,759
                                                                    ----------
LIABILITIES
   Accounts payable and other liabilities                                6,230
   Due to affiliates                                                    16,066
   Preferred equity (mandatorily redeemable)                                51
                                                                    ----------
                                                                        22,347
                                                                    ----------
Commitments and contingencies                                               --
                                                                    ----------
NET ASSETS (1,000,000 shares issued and outstanding)                $1,217,412
                                                                    ==========
NET ASSETS CONSIST OF:
   Capital paid in                                                  $  974,134
   Capital distributed                                                (647,709)
   Undistributed net investment income                                      --
   Undistributed net realized capital gains                                 --
   Accumulated net unrealized gain                                     890,987
                                                                    ----------
                                                                    $1,217,412
                                                                    ==========

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                                           DIVIDENDS,
                                                                                              NUMBER OF     INTEREST
                                                                                               SHARES,        AND
                                % OF                                                          PRINCIPAL/    REALIZED
                             CONTROLLED                 NAME OF ISSUE OR NATURE OF             NOTIONAL     GAINS AND
                              AFFILIATE   COST (C)(D)   INDEBTEDNESS HELD BY CONTROLLED         AMOUNT       LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)        OWNED       (000S)      AFFILIATE                               (000S)       (000S)        (000S)
------------------------     ----------   -----------   ----------------------------------   -----------   ----------   ------------
FRIT Capital Trading LLC        100%        $50,000     U.S. Government treasury             $ 1,786,054    $  (320)    $ 1,786,054
                                                        securities; 3.07%; sold July 2005
                                                        Repurchase agreement with Goldman    $(1,768,194)        --      (1,768,194)
                                                        Sachs & Co. Inc.; 3.17%; repaid
                                                        July 2005
                                                        Restricted cash                      $    32,140         --          32,140

Fortress Brookdale               51%         33,810     Brookdale Living Communities Inc.,             1         --          61,651
Acquisition LLC                                         an owner and operator of senior
                                                        independent living facilities;
                                                        common stock

FRIT Palazzo Due LLC            100%          1,064     Palazzo Finance Due S.p.A. Class D   E    14,348        529          13,229
                                                        Asset Backed Variable Return
                                                        Notes; due 2032

FRIT Ital SL                    100%         15,600     Italfondiario SpA , an Italian            11,000         --          23,974
                                                        holding company, common stock
                                                        Foreign Currency Hedges (e)                   (e)     1,234              --

Portland Acquisition I LLC      100%         16,544     168,000 square foot building in               --         --          13,937
                                                        Portland, OR

Fortress UK Acquisition         100%         80,314     Mapeley Limited, a British real            6,740      6,550         324,505
Company ("FUKA")                                        estate operating company, common
                                                        stock
                                                        Royal Bank of Scotland swaps                  --      1,876              --
                                                        related to Palazzo Due
                                                        Restricted cash                      $     5,546         67           5,546
                                                        Foreign Currency Hedges (e)                   (e)       (30)             --

Ital SP Acquisition GP          100%          4,672     Undivided net interest in            E 1,213,100         --           4,199
LLC, SPGP LLC, FRIT                                     approximately 7,000 Italian
   Ital SP Acquisition LP                               defaulted secured loans on real
   and FRIT SP LP                                       estate, subject to seller
                                                        financing from San Paolo IMI in
                                                        the amount of E 18.5 million,
                                                        bearing interest at Euribor plus
                                                        1.10% and due June 2006

NCS I LLC                        42%          3,382     NCS Holding Company, a speciality              1      1,476           6,654
                                                        finance company and loan servicer,
                                                        common stock

FRIT PINN LLC                   100%          2,923     Global Signal Inc. (formerly known        19,662     15,733         740,284
                                                        as Pinnacle Holdings Inc.), a
                                                        provider of telecommunication
                                                        rental space, common stock
                                                        Options to purchase common shares            644         --          12,655
                                                        of Global Signal Inc. at $18 per
                                                        share; expire June 2014
                                                        Margin loan with Bank of America;    $  (160,000)    (6,155)       (157,920)
                                                        LIBOR + 3.50%; due June 2006
                                                        LIBOR interest rate cap at 3.00%;    $   160,000       (391)            749
                                                        matures June 2006
                                                        Restricted cash                      $     4,003         --           4,003

Continued on Page 4

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

                                                                                              NUMBER OF      DIVIDENDS,
                                                                                                SHARES,    INTEREST AND
                                  % OF                                                        PRINCIPAL/     REALIZED
                               CONTROLLED                 NAME OF ISSUE OR NATURE OF           NOTIONAL      GAINS AND
                                AFFILIATE   COST (C)(D)   INDEBTEDNESS HELD BY CONTROLLED       AMOUNT        LOSSES      FAIR VALUE
CONTROLLED AFFILIATE (A)          OWNED        (000S)     AFFILIATE                             (000S)        (000S)        (000S)
------------------------       ----------   -----------   ---------------------------------   ----------   ------------   ----------
Ital Investment Holdings II       100%         104,305    100% net economic interest in            --             --          99,201
   LLC and Ital Tre                                       Palazzo Finance Quattro Limited,
   Investors LP                                           an owner of nonperforming Italian
                                                          secured loans on real estate,
                                                          subject to a E 260 million loan
                                                          from Morgan Stanley, bearing
                                                          interest at Euribor plus 1.50%
                                                          and due October 2006
                                                          Restricted cash                        $934             --             934
                                                          Foreign Currency Hedges (e)              (e)         9,308              --

FRIT BPC Acquisition LLC (f)      100%              --    AH Battery Park Owner LLC, owner       $ --         12,380              --
                                                          of an assisted living facility,
                                                          term loan; LIBOR + 2.70%; repaid
                                                          March 2005
                                                          AH Battery Park Owner LLC              $ --         14,158              --
                                                          discounted, non-performing 19.50%
                                                          mezzanine loan; repaid March 2005
                                                          GE Capital repo financing;             $ --           (393)             --
                                                          LIBOR+3.75% (floor 5.00%); due
                                                          December 2005
                                              --------                                                       -------      ----------
   Total Investments (b)                      $312,614                                                       $56,022      $1,203,601
                                              ========                                                       =======      ==========

See notes to consolidated schedule of investments and consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
JUNE 30, 2005

(a) An affiliated company is a company in which Fortress Registered Investment Trust ("FRIT") has ownership of at least 5% of the voting securities. These securities are restricted as to public resale and are not readily marketable. With the exception of short term investments, FRIT's controlled affiliates invest principally in real estate related debt and equity securities.

(b) The United States Federal income tax basis of FRIT's investments at the end of the period was approximately $485.5 million and, accordingly, net unrealized appreciation for United States Federal income tax purposes was approximately $718.1 million (gross unrealized appreciation of $875.3 million and gross unrealized depreciation of $157.2 million).

(c)  Net of returns of capital.

(d)  Purchases/fundings occurred throughout the period.

(e) The foreign currency hedges held by FRIT on behalf of its investments are comprised of the following:

FORWARD CONTRACTS

Notional                           Fair
 Amount               Maturity    Value
 (000's)   Currency     Date     ($000s)
--------   --------   --------   -------
FRIT Ital SL
11,000     EUR        9/6/2005     $--
                                   ===

Fortress UK Acquisition Company
26,000     GBP        9/2/2005     $--
14,000     GBP        9/2/2005      --
61,848     GBP        9/2/2005      --
61,848     GBP        9/2/2005      --
                                   ---
                                   $--
                                   ===

Ital Investment Holdings II LLC
55,366     EUR        9/6/2005     $--
54,366     EUR        9/6/2005      --
                                   ---
                                   $--
                                   ===


(f) FRIT continues to maintain an investment in its controlled affiliates; however, the investment held by the controlled affiliate has been settled.

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF OPERATIONS AND FINANCIAL HIGHLIGHTS (Unaudited) (dollar amounts in thousands)

                                                          Six Months Ended
                                                            June 30, 2005
                                                          ----------------
Income
   Dividends from controlled affiliates                       $ 19,016
   Interest income from controlled affiliates                      937
   Other income                                                  1,348
                                                              --------
                                                                21,301
                                                              --------
Expenses
   Compensation and benefits                                       816
   General and administrative expense                            1,284
                                                              --------
                                                                 2,100
                                                              --------
Net investment income                                           19,201

Net realized gain from controlled affiliate investments         25,557
Net unrealized gain on controlled affiliate investments        366,109
Net realized gain from foreign exchange hedges                  10,512
                                                              --------
Net gain on investments                                        402,178
                                                              --------
Net increase in net assets resulting from operations          $421,379
                                                              ========

FINANCIAL HIGHLIGHTS

                                                                                                  Year Ended December 31,
                                                                      Six Months Ended   ----------------------------------------
                                                                        June 30, 2005      2004       2003      2002        2001
                                                                      ----------------   --------   -------   --------   --------
Disclosure of certain ratios:
   Ratio of total expenses to average net assets                               0.4%*          1.0%      1.5%       2.0%       3.3%
   Ratio of net investment income (loss) to average net assets                 4.1%*          3.3%      5.2%       7.4%      11.7%
   Portfolio turnover rate***                                                 17.8%*          8.4%     20.2%      41.3%      36.4%
   IRR since inception                                                        33.0%          27.8%     14.5%      18.6%      22.6%
   Total return                                                               45.0%          76.8%      4.7%      14.6%      22.8%

Per share information:
   Net assets, beginning of period                                       $  964.37       $ 667.63   $698.69   $ 611.16   $ 432.08
   Net investment income (loss) **                                           19.20          26.86     34.28      46.94      71.19
   Net realized gain from controlled affiliate investments**                 25.56         124.93      2.41      29.90      18.64
   Net unrealized gain (loss) on controlled affiliate investments**         366.11         446.13     (4.67)      5.90      51.62
   Net realized gain (loss) from foreign exchange hedges**                   10.51         (20.15)     0.00       0.00       0.00
                                                                         ---------       --------   -------   --------   --------
   Net increase in net assets resulting from operations**                   421.38         577.77     32.02      82.74     141.45

   Contributions                                                                --          99.79      0.00     276.36     187.53

   Distributions (includes tax return of capital distributions of
      $105.73, $241.27, $0.00, $222.81, and $62.60, respectively)          (168.34)       (380.82)   (63.08)   (271.57)   (149.90)
                                                                         ---------       --------   -------   --------   --------
   Net assets, end of period                                             $1,217.41       $ 964.37   $667.63   $ 698.69   $ 611.16
                                                                         =========       ========   =======   ========   ========

*    Annualized

** Based on the weighted average number of shares outstanding during the period of 1,000,000.

*** Rate is computed based on the lesser of purchases and sales (contributions and distributions) of controlled affiliates.

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENT OF CASH FLOWS (Unaudited)
(dollar amounts in thousands)

                                                                   Six Months Ended
                                                                     June 30, 2005
                                                                   ----------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets resulting from operations                  $ 421,379
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
   Net realized gain from controlled affiliate investments              (25,557)
   Net realized gain from foreign exchange hedges                       (10,512)
   Net unrealized gain on controlled affiliate investments             (366,109)
   Investments in controlled affiliates                                 (84,001)
   Distributions from controlled affiliates                              96,069
   Change in:
      Due from affiliates                                                 1,787
      Other assets                                                         (559)
      Due to affiliates                                                  16,066
      Accounts payable and other liabilities                             (3,667)
                                                                      ---------
Net cash provided by operating activities                                44,896
                                                                      ---------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributions                                                     --
   Capital distributions                                               (168,337)
                                                                      ---------
Net cash used in financing activities                                  (168,337)
                                                                      ---------
NET DECREASE IN CASH AND CASH EQUIVALENTS                              (123,441)

CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD                          155,536
                                                                      ---------
CASH AND CASH EQUIVALENTS, END OF PERIOD                              $  32,095
                                                                      =========
CASH PAID DURING THE PERIOD FOR INTEREST EXPENSE                      $      --
                                                                      =========

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

CONSOLIDATED STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)
(dollar amounts in thousands)

                                                              Six Months Ended       Year Ended
                                                                June 30, 2005    December 31, 2004
                                                              ----------------   -----------------
Increase (decrease) in net assets resulting from operations
   Net investment income                                         $   19,201          $  26,864
   Net realized and unrealized gain (loss) on controlled
      affiliate investments                                         402,178            550,911
                                                                 ----------          ---------
Net increase in net assets resulting from operations                421,379            577,775
Capital contributions                                                    --             99,786
Capital distributions                                              (113,067)          (249,167)
Distributions from net investment income                            (19,201)           (26,864)
Distributions of realized gains                                     (36,069)          (104,786)
                                                                 ----------          ---------
Net increase in net assets                                          253,042            296,744
Net assets, beginning of period                                     964,370            667,626
Net assets, end of period                                        $1,217,412          $ 964,370
                                                                 ==========          =========
Undistributed net investment income                              $       --          $      --
                                                                 ==========          =========

See notes to consolidated financial statements.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

1.   ORGANIZATION

     Fortress Registered Investment Trust (together with its subsidiaries, "FRIT") was formed on November 23, 1999 as a Delaware business trust and operates as a closed-end, non-diversified management registered investment company ("RIC") under the Investment Company Act of 1940 (the "Act"). FRIT principally invests in real estate-related debt and equity securities. The sole substantive investor in FRIT is Fortress Investment Fund LLC ("Fund I").

     FUND I

     The managing member of Fund I is Fortress Fund MM LLC (the "Fund I Managing Member"), which is approximately 98% owned, through subsidiaries, by Newcastle Investment Holdings LLC ("Holdings"), and approximately 2% owned by Fortress Investment Group LLC (the "Manager") and its affiliates. Holdings and its affiliates, including the Fund I Managing Member, have committed to contribute an aggregate of $100 million, or approximately 11.5% of Fund I's total committed capital, to Fund I; in the aggregate, Holdings and 21 unaffiliated investors (collectively, the "Investors") have committed approximately $872.8 million (the "Capital Commitment") to Fund
     I. The Capital Commitment was available for all Fund I business, including new investments, over the three years ended April 28, 2003. Subsequent to that date, the Capital Commitment may not be drawn to fund new investments, but is available to maintain the ongoing business of Fund I.

     The Fund I Managing Member is entitled to an incentive return (the "Incentive Return") generally equal to 20% of Fund I's returns, as defined, subject to: 1) a 10% cumulative preferred return payable to the Investors and 2) a clawback provision which requires amounts previously distributed as Incentive Return to be returned to Fund I if, upon liquidation of Fund I, the amounts ultimately distributed to each Investor do not meet a 10% cumulative preferred return to the Investors. Fund I is managed by the Manager pursuant to the Managing Member's operating agreement and a management agreement between the Manager and the Fund I Managing Member. In accordance with those agreements, (a) the Manager is entitled to 100% of the management fee payable by Fund I, as further described in Note 3, (b) the Manager is entitled to 50% of the Incentive Return payable by Fund I,
     (c) Holdings is entitled to 50% of the Incentive Return payable by Fund I and (d) Holdings is entitled to receive 100% of the investment income or loss attributable to the capital invested in Fund I by the Fund I Managing Member. The Manager of Fund I also manages Holdings.

     During the period ended June 30, 2005, FRIT distributed $168.3 million to Fund I, $150.0 million of which was subsequently distributed to the Investors by Fund I. This included $39.3 million distributed to Holdings and its affiliates, of which $25.3 million represented Incentive Return. As of June 30, 2005, Fund I had drawn, net of recallable capital distributions, $847.1 million (or 97.1%) of its committed capital.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     BASIS OF ACCOUNTING - The accompanying consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP"). As a RIC, FRIT reports its investments at fair value, including its investments in subsidiaries. As a RIC, FRIT does not consolidate its majority-owned and controlled investments, except to the extent that such companies are investment companies or operating subsidiaries. None of FRIT's investments were investment companies during the period. FRIT consolidates its operating subsidiary, Fortress Capital Finance LLC ("FCF"). All significant intercompany transactions and balances have been eliminated.

     USE OF ESTIMATES - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     RISKS AND UNCERTAINTIES - In the normal course of business, FRIT may encounter two significant types of economic risk: credit risk and market risk. Credit risk is the risk of default on FRIT's investments in loans, securities or derivatives, as applicable, that results from a borrower's or derivative counterparty's inability or unwillingness to make required or expected payments. Market risk reflects changes in the value of investments in loans, securities or derivatives, as applicable, due to changes in interest rates or other market factors, including the value of the collateral underlying loans and the valuation of equity and debt securities held by FRIT. Management believes that the carrying values of its investments are reasonable, taking into consideration these risks. FRIT also invests in the securities of companies located outside of the United States. FRIT's international operations are subject to the same risks associated with its United States operations as well as additional risks, such as fluctuations in foreign currency exchange rates, unexpected changes in regulatory requirements, heightened risk of political and economic instability, potential adverse tax consequences and the burden of complying with foreign laws. Additionally, FRIT is subject to tax risks. If FRIT were to fail to qualify as a Regulated Investment Company in any taxable year, it would be subject to federal income tax on its taxable income at regular corporate tax rates, which could be material.

     VALUATION OF ASSETS AND LIABILITIES - Investments in securities traded on a national securities exchange (or reported on the NASDAQ national market) are stated at the last reported sales price on the day of valuation; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated at the last quoted bid price,

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     except for short positions and call options written, if any, for which the last quoted asked price is used. Short-term notes are stated at amortized cost, which approximates fair value.

     Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined in accordance with FRIT's valuation policies as approved by FRIT's board of trustees. Such policies include, among other methods, the utilization of discounted cash flow analyses.

     Investments in entities whose functional currency is other than the U.S. dollar are valued based on the spot rate of their respective currency at the end of the respective reporting period. Purchases and sales of investments and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. FRIT does not isolate that portion of the results of operations resulting from changes in foreign currency rates on investments from the fluctuations arising from changes in the fair value of the issue or indebtedness held. FRIT may utilize foreign currency exchange contracts for the purpose of hedging, in part, the risk of changes in foreign currency exchange rates with respect to its investments. Such contracts have been presented together with the underlying hedged assets in the accompanying schedule of investments.

     Due to the inherent uncertainty of valuations of investments without a public market, the estimates of value may differ from the values that are ultimately realized by FRIT, and the differences could be material. All other assets and liabilities are stated at cost, which approximates fair value.

     FEDERAL INCOME TAXES - No income taxes have been provided for in these consolidated financial statements as FRIT's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all of its taxable income to its members.

     DISTRIBUTIONS TO MEMBERS - Distributions to members are recorded when paid. The character of distributions made during the reporting period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes due to book/tax differences in the character of income and expense recognition.

     During the period ended June 30, 2005, FRIT declared and paid distributions of $168.3 million to Fund I, of which $150.0 million was, in turn, distributed to the Investors. Approximately $25.3 million of such distributions, representing a portion of FRIT's taxable capital gains, was distributed as Incentive Return by Fund I.

     The tax character of these distributions is estimated as follows (in thousands):

Long-term capital gain   $ 62,610
Return of capital         105,727
                         --------
                         $168,337
                         ========

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     The difference between book basis net investment income, plus net realized gains from controlled affiliates, and the distributions made is primarily due to (i) tax basis capital gains recognized from loan settlements not recognized under GAAP, (ii) non-taxable distributions by controlled affiliates of FRIT and (iii) tax basis disallowed ordinary losses.

     SECURITY TRANSACTIONS AND REVENUE RECOGNITION - FRIT records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, or in the absence of a formal declaration, on the date it is received. Interest income is recognized as earned on an accrual basis, as are fixed rate preferred dividends. Discounts and premiums on investments are amortized over the life of the respective investment using the effective interest method.

     FRIT does not accrue interest on loans that are past due more than 90 days, or sooner when the probability of collection of interest is deemed insufficient to warrant further accrual. Upon such a determination, these loans are considered to be non-performing.

     CASH AND CASH EQUIVALENTS - FRIT considers all highly liquid short-term investments with a maturity of 90 days or less when purchased to be cash equivalents. Substantially all of FRIT's amounts on deposit with major financial institutions exceed insured limits.

3.   MANAGEMENT AGREEMENT AND AFFILIATE TRANSACTIONS

     FUND I

     The Manager is paid annual fees by Fund I in exchange for advising Fund I on various aspects of its business, formulating Fund I's investment strategies, arranging for the acquisition and disposition of assets, arranging for financing, monitoring performance, and managing Fund I's day-to-day operations. In addition, the Manager is reimbursed for various expenses incurred by the Manager on Fund I's behalf, including the costs of legal, accounting and other administrative activities.

     The management fee is calculated at an annual rate of 1.0% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined). The Capital Commitment period ended April 28, 2003. Furthermore, the Manager is paid an annual administrative fee on a graduated scale up to 0.5% of Fund I's Invested Capital (as defined) or total equity commitments during the Capital Commitment Period (as defined), based on the size of each Investor's capital commitment. Holdings and its affiliates are not charged management or administrative fees for their investment in Fund I.

     During the period ended June 30, 2005, Fund I incurred $2.5 million of management and administrative fees.

     The Incentive Return, as described in Note 1, is payable on a Portfolio Investment (as defined) basis, as realized. Accordingly, an Incentive Return may be paid to the Fund I Managing Member in connection with a particular Fund I investment if and when such investment generates proceeds to Fund I in excess of the capital called with respect to such investment,

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

     plus a 10% cumulative preferred return thereon. If upon liquidation of Fund I the aggregate amount paid to the Fund I Managing Member as Incentive Return exceeds the amount actually due to the Fund I Managing Member (that is, amounts that should instead have been paid to Investors) after taking into account the aggregate return to Investors, the excess is required to be returned by the Fund I Managing Member (that is "clawed back") to Fund
     I. From inception through June 30, 2005, $61.1 million of Incentive Return has been distributed, all of which is subject to clawback.

     FRIT

     Certain employees and affiliates of FRIT, Fund I and the Manager own $0.1 million of mandatorily redeemable preferred equity in FRIT which is entitled to preferred dividends at an annual rate of 10% with a liquidation preference of $0.1 million.

     In 2001, an employee co-investment program was adopted whereby certain employees of the Manager and of FRIT's operating subsidiary have the opportunity to invest in Fund I by purchasing part of Holdings' investment. The purpose of the program is to align the interests of FCF's employees and the employees of the Manager with those of Fund I's Investors, including Holdings, and to enable the Manager and FCF to retain such employees and provide them with appropriate incentives and rewards for their performance. These employees are integral to the success of FRIT, Fund I and Holdings. Holdings has set aside $10.0 million of its commitment to Fund I for this program, of which $6.9 million has been allocated, and finances approximately 80% of the employee investments via non-recourse loans through a subsidiary, which are secured by such employees' interest in Fund
     I. The Manager will pay up to $0.1 million of the purchase price of these commitments on behalf of employees.

     FCF earns management fees from certain controlled affiliates in exchange for managing various aspects of their operations. These fees are recorded in Other Income from Controlled Affiliates.

     FRIT is party to an agreement (the "Expense Allocation Agreement") between FRIT and other investment vehicles managed by the Manager (the "Managed Funds") whereby the operating expenses of the Managed Funds' operating subsidiaries are allocated based on the relative ratios of each of the Managed Funds' Invested Capital or Capital Commitments, as defined. Included in Due To Affiliates is $6.9 million payable to the operating subsidiaries of the other Managed Funds as a result of this allocation.

     The remaining balance of Due To Affiliates is primarily comprised of $9.1 million of dividends received from Mapeley Limited on behalf of an affiliate.

     The balance of Due From Affiliates is primarily comprised of management fee income due from FRIT Ital SL and Fortress Brookdale Acquisition.

FORTRESS REGISTERED INVESTMENT TRUST

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Unaudited)
JUNE 30, 2005

4.   COMMITMENTS AND CONTINGENCIES

     GUARANTEES OF SUBSIDIARIES' OBLIGATIONS - SPV IEFFE SpA (See Ital SP Acquisition GP LLC on FRIT's Schedule of Investments) acquired a portfolio of distressed loans from SanPaolo Imi SpA in part with financing provided by the seller. FRIT has guaranteed that SPV IEFFE SpA will make the scheduled principal and interest payments under the terms of the seller financing through June 2006. The outstanding amount of the seller financing was approximately $22.4 million (EUR 18.5 million) at June 30, 2005.

     FUKA is a party to swap transactions relating to FRIT's investment in FRIT Palazzo Due LLC. FRIT has guaranteed, with no limit through 2032, FUKA's obligations, if any, to pay under the terms of the swap agreements. The swaps settle semi-annually, with the first settlement occurring August 23, 2001.

     FRIT PINN LLC has entered into a loan agreement with Bank of America wherein it has pledged its shares of Global Signal Inc. as collateral for a $160 million loan. In connection with this loan agreement, FRIT has provided Bank of America with a conditional guarantee which can be invoked under limited circumstances related to FRIT's organization as a registered investment company and various regulatory matters. FRIT continues to be in compliance with these guarantee conditions and, further, expects the risk of loss stemming from a failure to comply with such guarantee conditions to be remote. Utilizing the methodology in FASB Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others," our estimate of the value of such guarantee at June 30, 2005 is de minimis, and therefore an accrual has not been made in the financial statements.

FORTRESS REGISTERED INVESTMENT TRUST
Supplemental Information (Unaudited)

I.   Board of Trustee Information

Aggregate remuneration paid by Fortress Registered Investment Trust during the period January 1 to June 30, 2005, to all trustees equals $63,750.

The Statement of Additional Information includes additional information about trustees and is available upon request without charge by calling collect (212) 798-6100.

II.  Proxy Voting

A description of the policies and procedures that Fortress Registered Investment Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling collect (212) 798-6100, and (ii) on the SEC's website at http://www.sec.gov.

Information regarding how Fortress Registered Investment Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge by calling collect (212) 798-6100 and
(ii) on the SEC's website at http://www.sec.gov.

III. Portfolio Holdings

Fortress Registered Investment Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Fortress Registered Investment Trust's Forms N-Q are available on the SEC's website at http://www.sec.gov, and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The following table depicts the portfolio holdings of the registrant as of June 30, 2005, by industry based on the net asset value of each investment:

Loan Servicing and Investment                2.5%
Real property and real property companies   28.6%
Telecommunications                          49.8%
Mortgage Loans                               1.1%
Senior Living                                5.1%
Nonperforming Mortgage Loans                 8.7%
Government Securities                        4.2%

ITEM 2. CODE OF ETHICS.

Not required for semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not required for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not required for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not required for semi-annual reports.

ITEM 6. SCHEDULE OF INVESTMENTS

The Schedule of Investments is included as part of the unaudited financial statements.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not required for semi-annual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES

Not required for semi-annual reports.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

ITEM 12. EXHIBITS.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer Pursuant to Rule 30a-2(a) under the Act.

(b) Certification pursuant to Rule 30a-2(b) under the Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fortress Registered Investment Trust


By: /s/ Jeffrey Rosenthal
    -----------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By: /s/ Wesley R. Edens
    -----------------------------------
Name: Wesley R. Edens
Title: Chief Executive Officer
Date: September 8, 2005


By: /s/ Jeffrey Rosenthal
    -----------------------------------
Name: Jeffrey Rosenthal
Title: Chief Financial Officer
Date: September 8, 2005